Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 450,634	$ 4,466,233	$ 5,868,725
Operating Expenses:
Selling expenses	10,219	47,480	95,207
Payroll, payroll taxes and others	1,370,972	5,554,186	4,668,507
Professional fees	555,657	460,274	404,850
Operating leases expenses	0	117,686	116,532
Depreciation and amortization	36,243	24,910	21,996
Allowance for doubtful accounts, net	165,464	59,625	3,786
Other general and administrative	261,610	471,557	316,989
Total Operating Expenses	2,400,165	6,735,718	5,627,867
Loss from Operations	(1,949,531)	(2,269,485)	240,858
Other Income (Expense):
Gain on sale of asset	10,954
Gain (loss) on foreign currency transactions	43,548	(14,402)	(31,109)
Loss on deconsolidation	(240,431)	(8,350)
Interest (expense) income	(31,615)	2,094	68,701
Other income	16,011	47,340	8,343
Total Other Income (Expense)	(201,533)	26,682	45,935
Income (Loss) before income tax	(2,151,064)	(2,242,803)	286,793
Income tax	(3,020)	(9,963)	(32,900)
Net income (loss)	(2,154,084)	(2,252,766)	253,893
Net loss attributable to noncontrolling interest		(7,048)	(4,146)
Net income (loss) attributable to MDJM Ltd ordinary shareholders	$ (2,154,084)	$ (2,245,718)	$ 258,039
Net income (loss) per ordinary share attributable to MDJM Ltd ordinary shareholders - basic	$ (0.18)	$ (0.19)	$ 0.02
Net income (loss) per ordinary share attributable to MDJM Ltd ordinary shareholders - diluted	$ (0.18)	$ (0.19)	$ 0.02
Weighted-average shares outstanding:
Basic (in dollars per share)	11,675,216	11,675,216	11,652,882
Diluted (in dollars per share)	11,675,216	11,675,216	11,652,882
Comprehensive income (loss):
Net Income (loss)	$ (2,154,084)	$ (2,252,766)	$ 253,893
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	(101,200)	94,694	251,919
Total other comprehensive income (loss)	(2,255,284)	(2,158,072)	505,812
Comprehensive income (loss) attributable to non-controlling interest		143	9,132
Comprehensive income (loss) attributable to MDJM Ltd ordinary shareholders	$ (2,255,284)	$ (2,158,215)	$ 496,680